ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

April 4, 2017

Kathleen M. Nichols
T +1 617 854 2418
Kathleen.Nichols@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:      PNC Funds (the “Trust”) (Registration Nos. 811-04416 and 033-00488)

Ladies and Gentlemen:

On behalf of the Trust, and pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and Rule 497(j) thereunder, we hereby represent that the form of the Prospectus for PNC Emerging Markets Equity Fund, that would have been filed pursuant to the requirements of Rule 497(c) under the Securities Act, would not have differed from that contained in Post-Effective Amendment No. 121 to the Trust’s Registration Statement under the Securities Act and Amendment No. 122 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (“Amendment No. 121/122”), as filed electronically with the Commission on March 21, 2017.  Amendment No. 121/122 became effective on March 31, 2017.

Please direct any questions regarding this filing to me at (617) 854-2418.  Thank you for your attention in this matter.

Sincerely,

/s/ Kathleen M. Nichols

Kathleen M. Nichols

cc:                                Thomas R. Rus

Mallory L. Bitar

Jeremy C. Smith, Esq.